Noncontrolling Interests Subject to Put Provisions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Jan. 01, 2016	Jan. 01, 2015	Dec. 31, 2014
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 1,216,801,000		$ 1,216,801,000		$ 1,023,755,000
Temporary Equity [Line Items]
Net income attributable to noncontrolling interest	405,689,000	$ 345,651,000	1,072,585,000	$ 919,715,000
Other Comprehensive Income Loss Net Of Tax	29,673,000	$ (125,514,000)	164,083,000	$ (203,542,000)
Noncontrolling interests subject to put provisions	1,222,643,000		1,222,643,000		1,028,368,000			$ 824,658,000
Put provisions exercisable	293,192,000		293,192,000		258,552,000
Other temporary equity related to subsidiary stock incentive plan			5,842,000		4,613,000
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
contributions to noncontrolling interests			(133,511,000)		(164,830,000)
Purchase (sale) of noncontrolling interests			50,699,000		7,915,000
Cash contributions from noncontrolling interests			30,298,000		16,749,000
Expiration Of Put Provisions			(3,917,000)		5,206,000
Changes in fair value of noncontrolling interests			115,325,000		178,003,000
Net income attributable to noncontrolling interest			133,267,000		159,127,000
Other Comprehensive Income Loss Net Of Tax			885,000		(3,073,000)
Noncontrolling interests subject to put provisions	$ 1,216,801,000		$ 1,216,801,000		$ 1,023,755,000	$ 1,023,755,000	$ 824,658,000